Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 53,447	[1]	$ 44,750	[1]
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	5,685		5,634
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	43,505		35,277
International Equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	3,179		2,614
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	52,369		43,525
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 1,078		$ 1,225

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.